RELATED PARTIES	12 Months Ended
Feb. 29, 2020
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 12—RELATED PARTIES
Cerberus
In connection with the Safeway acquisition, the Company entered into a four-year management agreement with Cerberus Capital Management, L.P. and the consortium of investors, which commenced on January 30, 2015, requiring an annual management fee of $13.75 million. The Company made the final payment under the initial management agreement in the fourth quarter of fiscal 2017. The agreement was extended to cover both fiscal 2018 and fiscal 2019, requiring the payment of annual management fees of $13.75 million in each year.
The Company paid Cerberus Operations and Advisory Company, LLC (“COAC”), an affiliate of Cerberus, fees totaling approximately $0.3 million, $0.5 million and $0.5 million for fiscal 2019, fiscal 2018 and fiscal 2017, respectively, for consulting services provided in connection with improving the Company’s operations.
The Company paid Cerberus Technology Solutions (“CTS”), an affiliate of Cerberus, fees totaling approximately $4.4 million for fiscal 2019 for information technology advisory and implementation services in connection with modernizing the Company’s information systems. The Company paid no fees to CTS in fiscal 2018 and fiscal 2017.